Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts
Schedule V
Valuation and qualifying accounts

Amounts in million EUR	2019	2018	2017
Balance at January 1	179	213	215
Addition charged to earnings	72	35	40
Amounts written off and other changes	(53)	(70)	(37)
Currency translation	-	1	(5)
Balance at December 31	199	179	213

The provisions can be analyzed as follows:
Mortgages	6	19	48
Other loans	159	118	116
Receivables	34	41	48
Total	199	179	213